Other accounts receivable and other assets, net, and other accounts payable, provisions and other liabilities - Summary of fair value of derivative financial instruments (Detail) - PEN (S/)
S/ in Thousands
12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Assets	[1]	S/ 99,099	S/ 203,082
Liabilities	[1]	100,784	283,882
Notional amount	[1]	8,056,031	11,729,795
Notional amount		2,578,515	2,579,164
Effective part recognized in other comprehensive income during the year		(22,671)	(54,140)
Assets		59,002	312,718
Liabilities		44,611	13,156
Derivative financial assets		158,101	515,800
Derivative financial liabilities		145,395	297,038
Notional amount		10,634,546	14,308,959
Cross currency swaps Due Jan 2023 [Member]
Disclosure of financial assets [line items]
Assets	[1]		0
Liabilities	[1]		75,489
Notional amount	[1]		S/ 224,485
Maturity	[1]		January 2023
Notional amount			S/ 1,681,974
Effective part recognized in other comprehensive income during the year			S/ (20,199)
Maturity			January 2023
Hedged instruments			Corporate bonds
Caption of the consolidated statements of financial position where the hedged item has been recognized			Bonds, notes and obligations outstanding
Assets			S/ 237,438
Foreign Currency Options [Member]
Disclosure of financial assets [line items]
Assets	[1]		99
Liabilities	[1]		463
Notional amount	[1]		S/ 80,151
Maturity	[1]		Between January 2023 and December 2023
Forward Exchange Contracts Due Between January 2023 And December 2023 [Member]
Disclosure of financial assets [line items]
Assets	[1]		S/ 58,201
Liabilities	[1]		27,556
Notional amount	[1]		S/ 6,328,060
Maturity	[1]		Between January 2023 and December 2023
Currency Swaps Due Between January 2023 and March 2029 [Member]
Disclosure of financial assets [line items]
Assets	[1]		S/ 67,737
Liabilities	[1]		38,551
Notional amount	[1]		S/ 2,424,566
Maturity	[1]		Between January 2023 and June 2036
Interest Rate Swaps Due Between January 2023 And June 2036 [Member]
Disclosure of financial assets [line items]
Assets	[1]		S/ 77,045
Liabilities	[1]		141,823
Notional amount	[1]		S/ 2,672,533
Maturity	[1]		Between January 2023 and March 2029
Cross Currency Swaps Due Oct 2027 One [Member]
Disclosure of financial assets [line items]
Notional amount			S/ 573,000
Effective part recognized in other comprehensive income during the year			S/ (33,565)
Maturity			October 2027
Hedged instruments			Senior bond
Caption of the consolidated statements of financial position where the hedged item has been recognized			Bonds, notes and obligations outstanding
Assets			S/ 75,280
Cross Currency Swaps Due Aug 2024 One [Member]
Disclosure of financial assets [line items]
Notional amount			114,420
Effective part recognized in other comprehensive income during the year			S/ 360
Maturity			August 2024
Hedged instruments			Due to banks
Caption of the consolidated statements of financial position where the hedged item has been recognized			Due to banks and correspondents
Liabilities			S/ 3,916
Cross Currency Swaps Due Oct 2024 One [Member]
Disclosure of financial assets [line items]
Notional amount			114,420
Effective part recognized in other comprehensive income during the year			S/ (355)
Maturity			October 2024
Hedged instruments			Due to banks
Caption of the consolidated statements of financial position where the hedged item has been recognized			Due to banks and correspondents
Liabilities			S/ 6,295
Cross Currency Swaps Due Jan 2025 One [Member]
Disclosure of financial assets [line items]
Notional amount			57,210
Effective part recognized in other comprehensive income during the year			S/ (225)
Maturity			January 2025
Hedged instruments			Due to banks
Caption of the consolidated statements of financial position where the hedged item has been recognized			Due to banks and correspondents
Liabilities			S/ 931
Cross Currency Swaps Due Nov 2024 One [Member]
Disclosure of financial assets [line items]
Notional amount			38,140
Effective part recognized in other comprehensive income during the year			S/ (156)
Maturity			November 2024
Hedged instruments			Due to banks
Caption of the consolidated statements of financial position where the hedged item has been recognized			Due to banks and correspondents
Liabilities			S/ 2,014
Forward Exchange Contracts Due between January 2024 and December 2025 [member]
Disclosure of financial assets [line items]
Assets	[1]	36,595
Liabilities	[1]	29,517
Notional amount	[1]	S/ 4,875,692
Maturity	[1]	Between January 2024 and December 2025
Interest Rate Swaps Due between March 2024 and June 2036 [member]
Disclosure of financial assets [line items]
Assets	[1]	S/ 40,350
Liabilities	[1]	25,196
Notional amount	[1]	S/ 1,530,493
Maturity	[1]	Between March 2024 and June 2036
Cross Swaps Due between January 2024 and April 2028 [member]
Disclosure of financial assets [line items]
Assets	[1]	S/ 20,982
Liabilities	[1]	44,897
Notional amount	[1]	S/ 1,370,799
Maturity	[1]	Between January 2024 and April 2028
Options Due between January 2024 and December 2024 [member]
Disclosure of financial assets [line items]
Assets	[1]	S/ 1,172
Liabilities	[1]	1,174
Notional amount	[1]	S/ 279,047
Maturity	[1]	Between January 2024 and December 2024
Cross Currency Swaps Due October 2026 [member]
Disclosure of financial assets [line items]
Notional amount		S/ 1,112,700
Effective part recognized in other comprehensive income during the year		S/ (10,199)
Maturity		October 2026
Hedged instruments		Corporate bonds
Caption of the consolidated statements of financial position where the hedged item has been recognized		Bonds, notes and obligations outstanding
Assets		S/ 2,958
Liabilities		7,383
Cross Currency Swaps Due October 2027 [member]
Disclosure of financial assets [line items]
Notional amount		556,950
Effective part recognized in other comprehensive income during the year		S/ (3,309)
Maturity		October 2027
Hedged instruments		Senior bond
Caption of the consolidated statements of financial position where the hedged item has been recognized		Bonds, notes and obligations outstanding
Assets		S/ 56,044
Cross Currency Swaps Due between January 2025 and June 2025 [member]
Disclosure of financial assets [line items]
Notional amount		241,085
Effective part recognized in other comprehensive income during the year		S/ (1,374)
Maturity		Between January 2025 and June 2025
Hedged instruments		Due to banks
Caption of the consolidated statements of financial position where the hedged item has been recognized		Due to banks and correspondents
Liabilities		S/ 3,020
Cross Currency Swaps Due May 2025 [member]
Disclosure of financial assets [line items]
Notional amount		185,450
Effective part recognized in other comprehensive income during the year		S/ (1,234)
Maturity		May 2025
Hedged instruments		Due to banks
Caption of the consolidated statements of financial position where the hedged item has been recognized		Due to banks and correspondents
Liabilities		S/ 3,823
Cross Currency Swaps Due August 2024 [member]
Disclosure of financial assets [line items]
Notional amount		111,270
Effective part recognized in other comprehensive income during the year		S/ (578)
Maturity		August 2024
Hedged instruments		Due to banks
Caption of the consolidated statements of financial position where the hedged item has been recognized		Due to banks and correspondents
Liabilities		S/ 6,708
Cross Currency Swaps Due October 2024 [member]
Disclosure of financial assets [line items]
Notional amount		111,270
Effective part recognized in other comprehensive income during the year		S/ (277)
Maturity		October 2024
Hedged instruments		Due to banks
Caption of the consolidated statements of financial position where the hedged item has been recognized		Due to banks and correspondents
Liabilities		S/ 9,442
Cross Currency Swaps Due October 2027 One [member]
Disclosure of financial assets [line items]
Notional amount		74,260
Effective part recognized in other comprehensive income during the year		S/ (2,401)
Maturity		October 2027
Hedged instruments		Senior bond
Caption of the consolidated statements of financial position where the hedged item has been recognized		Bonds, notes and obligations outstanding
Liabilities		S/ 5,245
Cross Currency Swaps Due October 2027 Two [member]
Disclosure of financial assets [line items]
Notional amount		74,260
Effective part recognized in other comprehensive income during the year		S/ (1,923)
Maturity		October 2027
Hedged instruments		Senior bond
Caption of the consolidated statements of financial position where the hedged item has been recognized		Bonds, notes and obligations outstanding
Liabilities		S/ 5,041
Cross Currency Swaps Due February 2025 [member]
Disclosure of financial assets [line items]
Notional amount		74,180
Effective part recognized in other comprehensive income during the year		S/ (619)
Maturity		February 2025
Hedged instruments		Due to banks
Caption of the consolidated statements of financial position where the hedged item has been recognized		Due to banks and correspondents
Liabilities		S/ 811
Cross Currency Swaps Due November 2024 [member]
Disclosure of financial assets [line items]
Notional amount		37,090
Effective part recognized in other comprehensive income during the year		S/ (88)
Maturity		November 2024
Hedged instruments		Due to banks
Caption of the consolidated statements of financial position where the hedged item has been recognized		Due to banks and correspondents
Liabilities		S/ 3,138
Cross Currency Swaps [member]
Disclosure of financial assets [line items]
Effective part recognized in other comprehensive income during the year		S/ (669)
Hedged instruments		Corporate bonds
Caption of the consolidated statements of financial position where the hedged item has been recognized		Bonds, notes and obligations outstanding

[1]	During the years 2023, 2022 and 2021, the Group recognized gains for S/68,315,000 and losses for S/4,523,000 and S/60,275,000, respectively, as a result of the valuation of derivative financial instruments held for trading, which were recorded in the caption “Net (loss) gain from financial assets at fair value through profit or loss” in the consolidated statement of income.